united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Tactical Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	COMMON STOCK - 0.7%
	REAL ESTATE - 0.7%
21,400	St Modwen Properties PLC	$ 79,924
7,900	UNITE Group PLC	66,234
	TOTAL COMMON STOCK (Cost - $223,982)	146,158

	EXCHANGE TRADED FUNDS - 98.2%
	ASSET ALLOCATION FUNDS - 0.8%
10,500	WisdomTree Managed Futures Strategy Fund	175,518

	COMMODITY FUND - 7.8%
17,218	iPath Bloomberg Agriculture Subindex Total Return ETN *	679,782
11,651	PowerShares DB Gold Fund *	502,974
18,699	PowerShares DB Silver Fund *	556,108
		1,738,864
	DEBT FUNDS - 15.5%
7,391	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF	352,329
8,005	iShares 7-10 Year Treasury Bond ETF	904,325
3,316	iShares 10-20 Year Treasury Bond ETF	486,126
3,935	iShares iBoxx $ Investment Grade Corporate Bond ETF	482,943
1,193	iShares International Treasury Bond ETF	118,787
4,201	iShares JP Morgan USD Emerging Markets Bond ETF	483,745
8,951	iShares US Preferred Stock ETF	357,055
1,108	PIMCO Total Return Active Exchange-Traded Fund	118,966
3,725	VanEck Vectors High-Yield Municipal Index ETF	120,392
		3,424,668
	EQUITY FUNDS - 74.1%
17,360	ALPS Sector Dividend Dogs ETF	692,490
19,308	Global X Silver Miners ETF	836,423
22,249	JPMorgan Alerian MLP Index ETN	708,186
41,637	Oppenheimer Small Cap Revenue ETF	2,293,782
5,687	Oppenheimer Ultra Dividend Revenue ETF	179,425
10,300	Powershares QQQ Trust Series 1	1,107,662
15,455	Proshares S&P Midcap 400 Dividend Aristocrats ETF	714,638
15,400	Proshares Trust-Proshares Russell 2000 Dividend Growers ETF	723,490
20,870	ProShares Ultra S&P500	1,384,725
5,577	SPDR S&P 500 ETF Trust	1,168,549
61,684	SPDR S&P 500 High Dividend ETF	2,068,264
2,561	SPDR S&P MidCap 400 ETF Trust	697,565
28,258	VanEck Vectors Gold Miners ETF	782,747
21,349	VanEck Vectors Morningstar Wide Moat ETF	694,269
25,906	WisdomTree MidCap Dividend Fund	2,318,587
		16,370,802

	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,797,689)	21,709,852

	SHORT-TERM INVESTMENTS - 14.0%
	MONEY MARKET FUND - 14.0%
446,679	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.09% (a)	446,679
2,652,987	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.08% (a)	2,652,987
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,099,666)	3,099,666

	TOTAL INVESTMENTS - 112.9% (Cost - $24,121,337) (b)	$ 24,955,676
	LIABILITIES LESS OTHER ASSETS- (12.9) %	(2,855,976)
	NET ASSETS - 100.0%	$ 22,099,700

	ETF - Exchange Traded Fund
	ETN - Exchange Traded Note
*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at June 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $24,150,278 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 978,125
	Unrealized Depreciation:	(172,727)
	Net Unrealized Appreciation:	$ 805,398

Tactical Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Tactical Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 146,158	$ -	$ -	$ 146,158
Exchange Traded Funds	21,709,852	-	-	21,709,852
Short-Term Investments	3,099,666	-	-	3,099,666
Total Investments	$ 24,955,676	$ -	$ -	$ 24,955,676

The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James Ash

James Ash, Principal Executive Officer/President

Date 08/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Ash

James Ash, Principal Executive Officer/President

Date 08/28/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 08/28/2016